Offerings - Offering: 1	Aug. 07, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	11.40
Maximum Aggregate Offering Price	$ 11,400,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 1,682.64
Offering Note	Footnote 1 to "Amount Registered": Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the number of shares of Class A Common Stock, par value $0.01 per share (the "Class A Common Stock"), of Newmark Group, Inc. being registered shall include an indeterminate number of additional shares which may become issuable as a result of stock splits, stock dividends, or similar transactions in accordance with the anti-dilution provisions of the Newmark 401(k) Plan (the "Plan"). In addition, pursuant to Rule 416(c) under the Securities Act, the Registration Statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Plan. Pursuant to Rule 457(h)(2) under the Securities Act, no separate registration fee is required with respect to such plan interests. Footnote 2 to "Proposed Maximum Offering Price Per Unit" and "Maximum Aggregate Offering Price": Calculated pursuant to Rules 457(c) and 457(h)(1) under the Securities Act, based upon the average of the high and low sale prices of the Class A Common Stock reported on the Nasdaq Global Select Market on August 5, 2024.